/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending January 31, 2001

MFS Government Markets Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
1/9/01
Shares of Beneficial Interest
27000
6.625
7.24

Merrill Lynch

1/17/01
Shares of Beneficial Interest
25000
6.625
7.15
Merrill Lynch















































































Total Shares Repurchased:  52,000
Remarks:	None.

MFS Government Markets Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer